CARRET KANSAS TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.21%)
Education (45.67%)(a)
Allen County Unified School District No. 257, General Obligation Unlimited Bonds
3.000%, 09/01/2043	$2,415,000	$1,934,500
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	555,000	575,924
4.000%, 12/01/2034	250,000	258,261
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	367,450
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	928,685
3.000%, 09/01/2035	510,000	464,972
Butler County Unified School District No. 375 Circle, General Obligation Unlimited Bonds
3.000%, 09/01/2035	750,000	689,030
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	718,710
4.000%, 09/01/2031	500,000	518,602
5.000%, 09/01/2032	2,750,000	3,038,929
5.000%, 09/01/2034	2,000,000	2,210,131
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,023,478
4.000%, 09/01/2036	500,000	508,154
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,546,605
4.000%, 09/01/2033	500,000	507,889
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,545,509
5.000%, 09/01/2027	800,000	864,411
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2030	1,150,000	1,211,314
4.000%, 03/01/2034	1,000,000	1,053,316
Franklin County Unified School District No. 289 Wellsville, General Obligation Unlimited Bonds
4.000%, 09/01/2030	645,000	699,169
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
5.000%, 09/01/2032	150,000	158,572
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,000,000	940,751
4.000%, 09/01/2043	1,000,000	1,035,596
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	421,071
4.000%, 09/01/2033	1,000,000	1,022,204
4.000%, 09/01/2035	1,000,000	1,011,681
5.000%, 09/01/2030	1,970,000	2,135,054
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,228,618

	Principal Amount	Value (Note 2)
Education (continued)
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
2.000%, 09/01/2030	$750,000	$674,923
4.000%, 09/01/2031	1,000,000	1,032,107
4.000%, 09/01/2033	905,000	934,193
4.000%, 09/01/2035	790,000	818,121
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
3.000%, 10/01/2039	2,000,000	1,729,169
4.000%, 10/01/2035	425,000	445,437
Kansas City Kansas Community College Auxiliary Enterprise System, Revenue Bonds
4.000%, 09/01/2032	140,000	144,051
4.000%, 09/01/2033	100,000	102,163
Kansas Development Finance Authority, Revenue Bonds
2.000%, 05/01/2031	630,000	543,576
2.000%, 06/01/2032	1,000,000	833,341
2.000%, 05/01/2033	800,000	658,187
3.000%, 05/01/2030	450,000	447,213
4.000%, 03/01/2028	610,000	617,106
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	1,000,000	1,049,097
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,287,401
5.000%, 09/01/2038	1,000,000	1,105,065
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	694,460
4.000%, 09/01/2036	465,000	472,494
Lyon County Unified School District No. 253 Emporia, General Obligation Unlimited Bonds
3.000%, 09/01/2044	1,000,000	775,561
4.000%, 09/01/2030	325,000	338,844
Miami County Unified School District No. 416 Louisburg, General Obligation Unlimited Bonds
3.000%, 09/01/2035	500,000	455,119
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	780,098
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,316,016
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	467,040
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	815,866
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	509,983
5.000%, 09/01/2033	750,000	777,045
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	548,653
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	384,148
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	777,565
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	362,932
4.000%, 11/01/2034	425,000	437,971
4.000%, 11/01/2035	635,000	651,466

	Principal Amount	Value (Note 2)
Education (continued)
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	$1,000,000	$1,048,701
4.000%, 09/01/2032	500,000	522,139
5.000%, 09/01/2029	2,390,000	2,532,896
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	233,096
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	263,626
5.000%, 09/01/2030	350,000	368,960
5.000%, 09/01/2031	500,000	526,715
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	329,732
5.000%, 07/01/2035	500,000	519,727
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,297,519
4.000%, 09/01/2039	400,000	423,680
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,081,736
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	500,000	541,892
Total Education		61,295,416

General Obligation (30.86%)(a)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	340,230
4.000%, 12/01/2031	445,000	462,359
Ashland Public Building Commission, Revenue Bonds
5.000%, 09/01/2035	720,000	723,794
City of Arkansas City, General Obligation Unlimited Bonds
2.000%, 08/01/2035	1,000,000	784,136
City of Concordia, General Obligation Unlimited Bonds
2.000%, 11/01/2038	350,000	263,265
2.000%, 11/01/2039	355,000	259,983
2.000%, 11/01/2040	365,000	261,814
City of Garden City, General Obligation Unlimited Bonds
3.000%, 11/01/2028	950,000	944,817
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	432,094
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	490,175
4.000%, 09/01/2031	445,000	463,029
City of Leawood, General Obligation Unlimited Bonds
4.000%, 09/01/2029	300,000	321,510
City of Lenexa, General Obligation Unlimited Bonds
3.000%, 09/01/2033	1,560,000	1,500,407
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	421,255
5.000%, 11/01/2025	570,000	605,053
5.000%, 11/01/2029	800,000	905,300
City of Olathe, General Obligation Unlimited Bonds
3.000%, 10/01/2033	1,000,000	946,214
4.000%, 10/01/2028	1,315,000	1,374,690

	Principal Amount	Value (Note 2)
General Obligation (continued)
City of Overland Park, General Obligation Unlimited Bonds
4.000%, 09/01/2037	$475,000	$492,901
4.000%, 09/01/2038	475,000	491,548
4.000%, 09/01/2039	350,000	360,951
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,008
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	582,645
3.000%, 10/01/2036	680,000	604,859
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	435,584
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	845,946
City of Wichita, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,104,737
City of Wichita, General Obligation Unlimited Bonds
2.000%, 06/01/2035	400,000	319,545
3.000%, 10/01/2030	720,000	715,157
4.000%, 06/01/2030	820,000	853,051
5.000%, 06/01/2031	700,000	805,614
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	766,528
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	429,377
County of Johnson, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,125,000	1,163,565
4.000%, 09/01/2035	1,525,000	1,567,935
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	505,000	530,119
County of Saline, General Obligation Unlimited Bonds
4.000%, 09/01/2029	765,000	824,629
Johnson County Public Building Commission, Revenue Bonds
3.000%, 09/01/2030	790,000	782,104
4.000%, 09/01/2029	650,000	673,228
4.000%, 09/01/2030	500,000	516,879
4.000%, 09/01/2031	1,500,000	1,546,529
Kansas Development Finance Authority, Revenue Bonds
2.000%, 11/01/2033	950,000	797,824
2.000%, 11/01/2034	975,000	797,311
4.000%, 11/01/2030	800,000	834,150
4.000%, 11/01/2031	1,100,000	1,142,075
5.000%, 04/01/2026	1,485,000	1,491,678
5.000%, 09/01/2026	630,000	678,443
Saline County Public Building Commission, Revenue Bonds
2.000%, 09/01/2033	200,000	168,504
2.000%, 09/01/2034	225,000	184,871
2.000%, 09/01/2035	220,000	174,483
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	259,837
4.000%, 12/01/2032	100,000	103,935

	Principal Amount	Value (Note 2)
General Obligation (continued)
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	$1,000,000	$844,387
4.000%, 08/01/2029	685,000	714,944
4.000%, 08/01/2030	2,105,000	2,207,350
4.000%, 08/01/2031	930,000	930,798
4.000%, 08/01/2032	1,000,000	1,050,662
5.000%, 08/01/2025	815,000	861,927
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	275,000	261,873
Total General Obligation		41,423,616

Health Care (1.03%)
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,386,772

Public Services (1.26%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,161,670
3.000%, 09/01/2029	535,000	531,085
Total Public Services		1,692,755

Transportation (11.15%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2030	1,000,000	1,141,399
5.000%, 09/01/2031	630,000	717,921
5.000%, 09/01/2032	500,000	568,514
5.000%, 09/01/2036	1,000,000	1,118,073
5.000%, 09/01/2037	1,000,000	1,112,751
5.000%, 09/01/2038	1,150,000	1,275,456
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2028	1,500,000	1,655,215
5.000%, 09/01/2031	3,020,000	3,324,021
5.000%, 09/01/2032	500,000	548,526
5.000%, 09/01/2034	3,260,000	3,501,909
Total Transportation		14,963,785

Utilities (8.24%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2032	1,180,000	1,258,318
4.000%, 11/01/2038	1,000,000	991,091
City of McPherson Water System, Revenue Bonds
2.000%, 10/01/2038	440,000	315,892
City of Olathe Water & Sewer System, Revenue Bonds
2.000%, 07/01/2034	540,000	433,779
2.000%, 07/01/2035	550,000	428,811
3.000%, 07/01/2030	675,000	667,709
3.000%, 07/01/2031	555,000	547,797
3.000%, 07/01/2032	745,000	720,129
3.000%, 07/01/2033	755,000	719,346
4.000%, 07/01/2024	250,000	252,923
City of Topeka Combined Utility, Revenue Bonds
2.000%, 08/01/2043	1,070,000	692,713

	Principal Amount	Value (Note 2)
Utilities (continued)
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	$1,180,000	$1,168,854
3.375%, 10/01/2039	1,000,000	903,231
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
3.000%, 09/01/2035	250,000	225,742
3.000%, 09/01/2040	250,000	205,583
5.000%, 09/01/2031	1,350,000	1,419,352
5.000%, 09/01/2033	100,000	104,148
Total Utilities		11,055,418

TOTAL MUNICIPAL BONDS
(Cost $140,587,404)		131,817,762

	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.83%)
Money Market Fund (0.83%)
First American Treasury Obligations Fund, Class X (2.980%, 7-Day Yield)	1,107,194	$1,107,194
Total Money Market Fund		1,107,194

TOTAL SHORT TERM INVESTMENTS
(Cost $1,107,194)		1,107,194

TOTAL INVESTMENTS (99.04%)
(Cost $141,694,598)		$132,924,956

OTHER ASSETS IN EXCESS OF LIABILITIES (0.96%)		1,289,602

NET ASSETS (100.00%)		$134,214,558

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Notes to Quarterly Portfolio of Investments
December 31, 2022 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”) formally known as the American Independence Kansas Tax-Exempt Bond Fund. On September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret") became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$131,817,762	$–	$131,817,762
Short Term Investments	1,107,194	–	–	1,107,194
Total	$1,107,194	$131,817,762	$–	$132,924,956

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

As of December 31, 2022, the Fund did not hold any level 3 securities.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation ("FDIC") insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.